Summary of significant accounting policies (Earnings per share reconciliation) (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Diluted earnings per share calculation excluded shares (in shares)										500	300
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Basic weighted average shares outstanding (in shares)	90,175	90,058	89,767	89,482	92,376	93,331	92,649	92,129	89,908	92,628	90,697
Dilutive effect of stock option and restricted share plan (in shares)									0	2,680	3,907
Diluted weighted average shares outstanding (in shares)	90,175	91,687	91,884	91,469	94,666	96,198	95,695	95,191	89,908	95,308	94,604